TAX (Tables)	12 Months Ended
Dec. 31, 2018
TAX [abstract]
Schedule of analysis of tax (credit)/expense in consolidated statement of profit or loss and other comprehensive income
	2016	2017	2018

Current tax
Provision for PRC enterprise income tax on the estimated taxable profits for the year	7,547	11,472	18,132
Provision for overseas enterprise income tax on the estimated taxable profits for the year	2,983	4,390	5,043

Deferred tax
Temporary differences in the current year	(14,595)	(7,558)	(686)
Effect of changes in tax rates	(1,847)	3,376	-

Income tax (credit)/expense for the year	(5,912)	11,680	22,489

Schedule of reconciliation of the PRC statutory corporate income tax rate to effective income tax rate of the Group
	2016	2017	2018
	%	%	%

PRC statutory enterprise income tax rate	25.0	25.0	25.0
Effect of different tax rates for overseas subsidiaries	34.8	(1.6)	7.0
Effect of changes in tax rates	35.0	9.4	-
Tax credit from the government	8.3	(2.7)	(0.8)
Tax reported in equity-accounted entities in China	1.0	(0.2)	(0.2)
Tax losses previously not recognized	5.3	-	(0.2)
Others	2.7	2.2	(0.9)
Group's effective income tax rate	112.1	32.1	29.9

Schedule of movements of deferred tax liabilities net of deferred tax assets

2016

At December 31, 2015	(1,948)
Credit to the profit or loss	(14,595)
Changes in tax rates	(1,847)
Charge to other comprehensive income	(226)
Exchange differences	(558)
At December 31, 2016	(19,174)

2017

At December 31, 2016	(19,174)
Credit to the profit or loss	(7,558)
Changes in tax rates	3,376
Charge to other comprehensive income	7
Exchange differences	1,143
At December 31, 2017	(22,206)

2018

At December 31, 2017	(22,206)
Credit to the profit or loss	(686)
Changes in tax rates	-
Charge to other comprehensive income	(190)
Exchange differences	(1,152)
At December 31, 2018	(24,234)

Schedule of principal components of deferred tax balances
	2017	2018

Deferred tax assets
Property, plant and equipment	7,312	5,280
Provision for dismantlement	9,669	11,087
Losses available for offsetting against future taxable profit	16,529	18,565
Fair value of long term borrowings	1,771	1,770
Others	1,178	1,997

	36,459	38,699

Deferred tax liabilities
Property, plant and equipment	(13,670)	(14,076)
Fair value changes on other financial assets	(232)	-
Others	(351)	(389)

	(14,253)	(14,465)

Net deferred tax assets	22,206	24,234

Of which
– deferred tax assets	25,509	27,412
– deferred tax liabilities	(3,303)	(3,178)